Hartford Climate Opportunities Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	106 Months Ended	118 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.68%	12.67%	11.72%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.52%	3.52%		9.23%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.02%	3.20%		8.19%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.87%	4.22%		10.48%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.47%	4.61%		10.53%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.68%	5.71%		11.43%
Class R3 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.05%	5.23%		11.14%
Class R4 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.07%	5.47%		11.23%
Class R5 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.80%	5.79%		11.46%
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.98%	5.92%		11.59%
Class Y | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.83%	5.81%		11.51%
Class F | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.91%	5.91%		11.57%

[1]	Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of Class F has not been adjusted to reflect the operating expenses of Class F.